Employee benefit obligations	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Employee benefit obligations
6.2 Employee benefit obligations
On globally maintains different pension plans based on the respective legislation in each country. Current pension arrangements for On employees in Switzerland are made through plans governed by the Swiss Federal Occupational Old Age, Survivors and Disability Pension Act (BVG). These plans are funded by regular employee and employer contributions and are administered by an independent third party.
Final benefits are contribution-based with certain minimum guarantees. Due to these minimum guarantees, On’s Swiss plans are treated as defined benefit plans for the purposes of these financial statements, although it has many of the characteristics of a defined contribution plan. The plans are invested in a diversified range of assets in accordance with law, the investment strategy, and the common criteria of an asset and liability management.
All other plans outside of Switzerland are treated as defined contribution plans. The contributions of those plans are recognized as personnel expenses in the period during which the related services are rendered by employees.
The result of the Swiss defined benefit plans is summarized in the tables below:

Employee benefit obligations

(CHF in thousands)	12/31/2021	12/31/2020

Present value of defined benefit obligation	(22,842)	(16,751)
Fair value of plan assets	16,989	11,121
Employee benefit obligations	(5,853)	(5,630)

As of December 31, 2021, the defined benefit obligation has a weighted average duration of 18.1 years (December 31, 2020: 20.5 years). There is no effect from asset ceiling in any reporting period. Employee benefit obligations reconciles as follows:

(CHF in thousands)	2021	2020

Employee benefit obligations at January 1	(5,630)	(3,045)
Amounts recognized in income statement	(2,601)	(1,625)
Amounts recognized in other comprehensive income	907	(1,620)
Contributions by the employer	1,471	661
Employee benefit obligations at December 31	(5,853)	(5,630)

Amounts recognized in income statement

(CHF in thousands)	2021	2020	2019

Current service cost	(2,592)	(1,619)	(955)
Past service cost	—	—	326
Net interest cost	(9)	(7)	(11)
Employee benefit expenses	(2,601)	(1,625)	(640)

Remeasurements recognized in equity (other comprehensive income)

(CHF in thousands)	2021	2020	2019

Actuarial losses/(gains) from
changes in demographic assumptions	(1,831)	—	—
changes in financial assumptions	(641)	(242)	1,229
changes in experience adjustments	2,336	1,797	697
Return on plan assets excl. interest income	(771)	65	(534)
Net actuarial result from defined benefit plans	(907)	1,620	1,392
Defined benefit obligation

(CHF in thousands)	2021	2020

Present value of defined benefit obligation at January 1	16,751	11,283
Current service cost	2,592	1,619
Contributions by the employees	1,474	983
Interest expenses	33	33
Past service cost	—	—
Benefits paid	2,128	1,278
Actuarial losses/(gains) from
changes in demographic assumptions	(1,831)	—
changes in financial assumptions	(641)	(242)
changes in experience adjustments	2,336	1,797
Present value of defined benefit obligation at December 31	22,842	16,751

Plan assets

(CHF in thousands)	2021	2020

Fair value of plan assets at January 1	11,121	8,238
Contributions by the employer	1,471	661
Contributions by the employees	1,474	983
Interest income	24	27
Benefits paid	2,128	1,278
Return on plan assets excl. interest income	771	(65)
Fair value of plan assets at December 31	16,989	11,121

The plan assets consist of (all with quoted market prices):

	12/31/2021	12/31/2020

Cash and equivalent	2.5%	2.9%
Debt instruments	24.9%	24.5%
Equity instruments	32.9%	33.7%
Real estate	19.6%	18.5%
Mortgages	4.7%	5.2%
Alternative assets	15.4%	15.2%
Total	100.0%	100.0%
Principal actuarial assumptions

	12/31/2021	12/31/2020

Discount rate	0.4%	0.2%
Expected rate of salary increase	1.5%	1.5%
Expected rate of pension increase	0.0%	0.0%
Demographic assumptions	BVG 2020 generation table	BVG 2015 generation table

Sensitivity analysis: Impact on defined benefit obligation

(CHF in thousands)	12/31/2021	12/31/2020

Discount rate
-0.5%	2,259	1,900
+0.5%	(1,879)	(1,548)
Expected rate of salary increase
-0.5%	(451)	(382)
+0.5%	462	392
Life expectancy
-1 year	(304)	(267)
+1 year	297	262

Accounting policies	Accounting and reporting of the Swiss defined benefit plans are based on annual actuarial valuations. Defined benefit obligations and service costs are assessed using the projected unit credit method, with the cost of providing pensions charged to the income statement so as to spread the regular cost over the service lives of employees participating in these plans. The pension obligation is measured as the present value of the estimated future outflows using interest rates of government securities, which have terms to maturity approximating the terms of the related liability. Service cost from defined benefit plans are charged to the income statement within the operating result. If the fair value of the plan assets exceeds the present value of the defined benefit obligation, only a net pension asset is recorded, taking account of the asset ceiling.

The net interest component is calculated by applying the discount rate to the employee benefit obligations (net defined benefit asset or liability) and is recognized in the income statement in the financial result. Actuarial gains and losses, resulting from changes in actuarial assumptions and differences between assumptions and actual experiences, are recognized the equity (other comprehensive income) in the period in which they occur.

Significant judgments and accounting estimates	The carrying amounts of defined benefit pension plans are based on actuarial valuations. These valuations are calculated based on statistical data and assumptions about discount rates, expected rates of return on plan assets, future salary increases, mortality rates and future pension increases. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.